Income Taxes - Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 2,221	$ 1,932	$ 1,319
Additions based on tax positions related to the current year	0	289	613
Reductions based on tax positions related to prior years	(80)	0	0
Balance at end of year	$ 2,141	$ 2,221	$ 1,932